Acquisitions (Narrative) (Detail) $ in Millions				1 Months Ended		6 Months Ended	12 Months Ended
	May. 09, 2014 USD ($) a Tractor crude_trailer service_vehicles bbl	Mar. 21, 2014 USD ($) double_bottom_body_tanks trailer_tanks Tractor bbl	Oct. 07, 2013 USD ($)	Oct. 31, 2013 USD ($) shares	Jan. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 08, 2013 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 08, 2013 a	Jun. 19, 2013 USD ($)
Business Acquisition [Line Items]
Consideration transferred					$ 258.0
Cash			$ 34.9	$ 34.9
Property, plant and equipment													$ 1,677.8
Goodwill						$ 2,295.1	$ 2,234.6	$ 2,295.1		$ 975.8	$ 1,085.5		1,532.7
Reduction in preliminary estimate							15.3
Marketing Supply and Logistics
Business Acquisition [Line Items]
Goodwill							713.0			172.4	259.8
Crestwood Equity Partners LP
Business Acquisition [Line Items]
Property, plant and equipment													2,088.1
Goodwill						2,552.3	2,491.8	2,552.3		975.8	1,085.5		$ 2,134.8
Reduction in preliminary estimate							15.3
Crestwood Equity Partners LP | Marketing Supply and Logistics
Business Acquisition [Line Items]
Goodwill							713.0			$ 172.4	259.8
Red Rock Transportation Inc.
Business Acquisition [Line Items]
Consideration transferred		$ 13.8
Cash		12.1
Liabilities incurred		$ 1.8
Number of trailer tanks | trailer_tanks		56
Number of Double Bottom tanks | double_bottom_body_tanks		22
Number of Tractors | Tractor		44
Crude hauling capacity, per day | bbl		28,000
Property, plant and equipment		$ 10.6
Goodwill		$ 3.2
L T Enterprises
Business Acquisition [Line Items]
Consideration transferred	$ 10.7
Cash	9.0
Liabilities incurred	$ 1.7
Number of Tractors | Tractor	38
Crude hauling capacity, per day | bbl	20,000
Number of Crude Trailers | crude_trailer	51
Number of Service Vehicles | service_vehicles	17
Land (in acres) | a	20
Inergy Midstream
Business Acquisition [Line Items]
Goodwill							1,532.7
Reduction in preliminary estimate								15.3
Revenue of acquiree since acquisition date						902.6
Operating income of acquiree since acquisition date						32.8
Transaction costs						24.7	2.1	24.7
Inergy Midstream | Marketing Supply and Logistics
Business Acquisition [Line Items]
Goodwill							138.1
Inergy Midstream | Storage And Transportation
Business Acquisition [Line Items]
Goodwill							1,394.6
Inergy Midstream | Crestwood Equity Partners LP
Business Acquisition [Line Items]
Goodwill							2,134.8
Revenue of acquiree since acquisition date						916.7
Operating income of acquiree since acquisition date						23.9
Transaction costs						$ 30.1	3.4	$ 30.1
Inergy Midstream | Crestwood Equity Partners LP | Marketing Supply and Logistics
Business Acquisition [Line Items]
Goodwill							740.2
Inergy Midstream | Crestwood Equity Partners LP | Storage And Transportation
Business Acquisition [Line Items]
Goodwill							1,394.6
Arrow Midstream Holdings, LLC
Business Acquisition [Line Items]
Consideration transferred									$ 750.0
Cash				$ 550.0
Property, plant and equipment									400.5
Goodwill									45.9
Revenue of acquiree since acquisition date							218.8
Operating income of acquiree since acquisition date							1.7
Transaction costs							$ 1.2				$ 5.4
Other consideration transferred									$ 11.3
Common units in acquisition | shares				8,826,125
Central delivery point acquired (in acres) | a												23,000,000